Expense Example - LVIP Baron Growth Opportunities Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	95	326	577	1,293	120	405	710	1,578